Consolidated Balance Sheets Parenthetical (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preference Shares, Par Value	$ 0.001	$ 0.001
Preference Shares Authorized	1,000,000	1,000,000
Preferance Shares Issued	0	0
Preference Shares Outstanding	0	0
Ordinary Shares, Par Value	$ 0.001	$ 0.001
Ordinary Shares Authorized	50,000,000	50,000,000
Ordinary Shares Issued	27,505,171	27,499,171
Ordinary Shares Oustanding	27,505,171	27,499,171